Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 7,116,549	$ 6,858,168
Less: Accumulated depreciation	(4,792,202)	(3,676,347)
Property and equipment, net	2,324,347	3,181,821
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Total	47,939	5,338
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Total	3,127,158	3,019,638
Trucks [Member]
Property, Plant and Equipment [Line Items]
Total	2,578,296	2,694,888
Trucks and other vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,363,156	$ 1,138,304